UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22257

Hatteras Global Private Equity Partners Institutional, LLC

(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615

(Address of principal executive offices) (Zip code)

David B. Perkins
8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615

(Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324

Date of fiscal year end: March 31

Date of reporting period: June 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

HATTERAS GLOBAL PRIVATE EQUITY PARTNERS INSTITUTIONAL, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS
June 30, 2011
(unaudited)

Investments in Investment Funds (44.13%)	Cost	Fair Value
Investments in Non-Listed Private Equity Funds (14.04%)
Germany (2.06%)
Pinova Capital a, b	$349,512	$302,332
Hong Kong (0.99%)
Prax Capital China Growth Fund III (UST), L.P.a, b	175,393	145,380
India (5.46%)
India Business Excellence Fund I, Inc. a, b	489,500	803,181
Switzerland (0.01%)
Euroknights VI a, b	4,944	1,401
United Kingdom (2.78%)
Elysian Capital I, L.P. a, b	388,577	408,600
United States (2.74%)
The Azalea Fund III, L.P. a, b	135,344	112,167
Baird Capital Partners V, L.P. a, b	141,674	104,673
Radius Venture Partners III QP, L.P.a, b	96,764	185,336
Total United States Investments		402,176
Total Investments in Non-Listed Private Equity Funds		2,063,070

Investments in Listed Private Equity Funds (30.09%)
Belgium (3.03%)
Gimv NV Ord (7,000 shares)	400,523	445,849
Canada (2.11%)
Onex Corporation (8,000 shares)	279,190	310,320
France (3.09%)
ANF Immobilier (162 shares)	11,807	7,645
Eurazeo (6,108 shares)	412,392	446,257
Total France Investments		453,902
Germany (2.53%)
Deutsche Beteiligungs AG (13,420 shares)	360,891	371,718
Spain (2.27%)
Dinamia Capital Privado (32,149 shares)	380,458	333,817
United Kingdom (17.06%)
Better Capital, Ltd (189,000 shares) b	358,098	359,531
Candover Investments PLC (51,000 shares) b	532,440	466,661
Electra Private Equity (13,400 shares) b	349,938	372,786
HgCapital Trust PLC (24,508 shares)	388,398	448,507
Intermediate Capital Group (85,000 shares)	456,189	440,326
SVG Capital PLC (100,000 shares) b	446,279	420,589
Total United Kingdom Investments		2,508,400
Total Investments in Listed Private Equity Funds		4,424,006
Total Investments in Investment Funds (Cost $6,158,311)		6,487,076

Short-Term Investments (54.1%)

Federated Prime Obligations Fund #10, 0.09% c	7,953,214	7,953,214
Total Short-Term Investments (Cost $7,953,214)		7,953,214

Total Investments (Cost $14,111,525) (98.23%)		14,440,290

Other assets in excess of total liabilities (1.77%)		260,312

Members' Capital (100.00%)		$14,700,602

a Investment Funds are issued in private placement transactions and as such are restricted as to resale.
b Non-income producing.
c The rate shown is the annualized 7-day yield as of June 30, 2011.
Total cost and fair value of restricted Investment Funds as of June 30, 2011 was $1,781,708 and $2,063,070, respectively.

The Fund classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Valuation of Investments

•	Level 1 – quoted prices (unadjusted) in active markets for identical assets and liabilities.

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table sets forth information about the levels within the fair value hierarchy at which the Fund's investments are measured as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Non-Listed Private Equity Funds	$-	$-	$2,063,070	$2,063,070
Listed Private Equity Funds	4,424,006	-	-	4,424,006
Short-Term Investments	7,953,214	-	-	7,953,214
Total	$12,377,220	$-	$2,063,070	$14,440,290

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments	Balance as of March 31, 2011	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Balance as of June 30, 2011
Non-Listed Private Equity Funds	$1,905,053	$252,302	$(200,373)	$354,880	$(248,792)	$2,063,070
Total Investments	$1,905,053	$252,302	$(200,373)	$354,880	$(248,792)	$2,063,070

* Change in unrealized appreciation/depreciation attributable to level 3 investments held at the reporting date is $(200,373).

ITEM 2. CONTROLS AND PROCEDURES.

(a)         The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hatteras Global Private Equity Partners Institutional, LLC

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	August 29, 2011

By (Signature and Title)*	/s/ R. Lance Baker
R. Lance Baker, Treasurer
(principal financial officer)

Date	August 29, 2011

* Print the name and title of each signing officer under his or her signature.